Segment reporting - Segment as Adjusted EBITDA (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of operating segments [line items]
Profit for the period	€ 56.0	€ 49.3
Taxation	17.0	14.4
Net financing costs	14.6	40.3
Depreciation & amortization	21.2	16.8
Exceptional items	19.0	10.8
Material reconciling items
Disclosure of operating segments [line items]
Acquisition purchase price adjustments	0.0	2.3
Exceptional items	19.0	10.8
Other add-backs	3.7	3.6
Adjusted EBITDA	€ 131.5	€ 137.5